ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 15,690	$ 16,093
Accrued expenses	5,871	6,140
Advances from customers	377	666
Taxes payable	6,753	6,279
Warranty provision	1,531	1,553
Derivatives	425	674
Sales return provision	797	462
Operating lease liability short-term	11,330
Other	8	6
Accrued expenses and other liabilities	$ 42,782	$ 31,873